VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 95.5%
Argentina: 3.5%
Generacion Mediterranea SA / Central Termica Roca SA 144A 9.88%, 12/01/27	$423		$330,910
Genneia SA 144A 8.75%, 09/02/27	550		531,245
MercadoLibre, Inc.
2.38%, 01/14/26	650		589,066
3.12%, 01/14/31 †	1,025		817,186
MSU Energy SA / UGEN SA / UENSA SA 144A 6.88%, 02/01/25	875		665,483
MSU Energy SA / UGEN SA / UENSA SA Reg S 6.88%, 02/01/25	75		57,041
Pampa Energia SA 144A
7.50%, 01/24/27	975		920,585
9.12%, 04/15/29	475		451,112
Pan American Energy LLC 144A 9.12%, 04/30/27	475		532,511
Telecom Argentina SA 144A
8.00%, 07/18/26	625		593,125
8.50%, 08/06/25	600		591,786
Transportadora de Gas del Sur SA 144A 6.75%, 05/02/25	550		520,264
Transportadora de Gas del Sur SA Reg S 6.75%, 05/02/25	200		189,187
YPF Energia Electrica SA 144A 10.00%, 07/25/26	650		608,001
YPF SA 144A
6.95%, 07/21/27	1,300		1,037,226
7.00%, 09/30/33 (s)	850		653,557
7.00%, 12/15/47	775		546,991
8.50%, 03/23/25	516		492,229
8.50%, 07/28/25	1,825		1,677,914
8.50%, 06/27/29	587		479,943
8.75%, 04/04/24	893		856,029
9.00%, 02/12/26 (s)	1,200		1,178,166
9.00%, 06/30/29 (s)	1,175		1,014,747
			15,334,304
Armenia: 0.1%
Ardshinbank CJSC Via Dilijan Finance BV 144A 6.50%, 01/28/25	425		403,374
Austria: 0.1%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV 144A 5.00%, 05/07/28	300		251,780
Azerbaijan: 1.0%
Southern Gas Corridor CJSC 144A
	Par (000’s	)	Value
Azerbaijan (continued)
6.88%, 03/24/26 †	$3,125		$3,228,675
State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	1,250		1,312,579
			4,541,254
Bahrain: 1.6%
BBK BSC Reg S 5.50%, 07/09/24	900		893,943
GFH Sukuk Ltd. Reg S 7.50%, 01/28/25	850		855,313
Mumtalakat Sukuk Holding Co. Reg S
4.10%, 01/21/27	850		813,594
5.62%, 02/27/24	950		948,720
Oil and Gas Holding Co. BSCC 144A
7.50%, 10/25/27	1,500		1,564,607
7.62%, 11/07/24	1,125		1,154,160
8.38%, 11/07/28	650		696,842
			6,927,179
Barbados: 0.2%
Sagicor Financial Co. Ltd. 144A 5.30%, 05/13/28 †	950		923,875
Bermuda: 0.7%
Digicel Group Holdings Ltd. 144A 8.00%, 04/01/25	667		166,629
Digicel International Finance Ltd./Digicel international Holdings Ltd 144A
8.75%, 05/25/24 †	1,800		1,550,592
13.00%, 12/31/25	618		309,687
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	1,075		1,027,432
			3,054,340
Brazil: 8.4%
Adecoagro SA 144A 6.00%, 09/21/27	750		719,385
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	550		517,669
Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	550		547,054
Atento Luxco 1 SA 144A 8.00%, 02/10/26	400		218,800
Azul Investments LLP 144A 5.88%, 10/26/24	200		150,870
B3 SA - Brasil Bolsa Balcao 144A 4.12%, 09/20/31	500		439,375
Banco Bradesco SA 144A 3.20%, 01/27/25	625		600,000
Banco BTG Pactual SA 144A
2.75%, 01/11/26	350		321,475
4.50%, 01/10/25	775		747,185

1

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Brazil (continued)
Banco Daycoval SA Reg S 4.25%, 12/13/24	$300		$287,565
Banco do Brasil SA 144A
4.62%, 01/15/25	750		733,999
4.75%, 03/20/24	550		543,504
Banco Nacional de Desenvolvimento Economico e Social 144A 4.75%, 05/09/24	375		373,594
Banco Votorantim SA 144A
4.38%, 07/29/25	450		433,100
4.50%, 09/24/24	350		341,624
Braskem Idesa SAPI 144A 7.45%, 11/15/29 †	1,400		1,157,180
Braskem Netherlands Finance BV 144A 8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	425		440,772
Brazil Minas SPE via State of Minas Gerais 144A 5.33%, 02/15/28	606		594,683
BRF GmbH 144A 4.35%, 09/29/26	375		342,620
BRF SA 144A
4.88%, 01/24/30	475		401,925
5.75%, 09/21/50	500		350,848
Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	550		563,084
Centrais Eletricas Brasileiras SA 144A
3.62%, 02/04/25	350		333,777
4.62%, 02/04/30	575		503,312
Cosan Luxembourg SA 144A 7.00%, 01/20/27	450		452,140
Cosan SA 144A 5.50%, 09/20/29	575		546,172
CSN Inova Ventures 144A 6.75%, 01/28/28 †	875		875,020
CSN Resources SA 144A 7.62%, 04/17/26	250		254,369
Embraer Netherlands Finance BV
5.05%, 06/15/25	725		716,068
5.40%, 02/01/27	550		540,386
Embraer Netherlands Finance BV 144A 6.95%, 01/17/28	500		515,645
ERO Copper Corp. 144A 6.50%, 02/15/30	250		213,224
FS Luxembourg Sarl 144A 10.00%, 12/15/25	450		455,092
Globo Comunicacao e Participacoes SA 144A
4.88%, 01/22/30	300		256,065
5.50%, 01/14/32	350		302,620
Gol Finance SA 144A
	Par (000’s	)	Value
Brazil (continued)
7.00%, 01/31/25	$500		$262,350
Guara Norte Sarl 144A 5.20%, 06/15/34	546		495,204
InterCement Financial Operations BV 144A 5.75%, 07/17/24	550		442,065
Itau Unibanco Holding SA 144A
3.25%, 01/24/25	375		363,705
3.88% (US Treasury Yield Curve Rate T 5 Year+3.45%), 04/15/31	400		368,434
4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/29	550		526,593
4.62% (US Treasury Yield Curve Rate T 5 Year+3.22%), 12/31/99 (o) †	500		409,711
Klabin Austria GmbH 144A
3.20%, 01/12/31 †	300		245,783
5.75%, 04/03/29	575		576,438
7.00%, 04/03/49	528		535,009
Light Servicos de Eletricidade SA / Light Energia SA 144A 4.38%, 06/18/26	425		245,042
MARB BondCo Plc 144A 3.95%, 01/29/31	950		749,526
MV24 Capital BV 144A 6.75%, 06/01/34	685		654,517
Natura Cosmeticos SA 144A 4.12%, 05/03/28 †	750		619,942
NBM US Holdings, Inc. 144A
6.62%, 08/06/29	400		389,625
7.00%, 05/14/26 †	600		600,270
Nexa Resources SA 144A
5.38%, 05/04/27	600		586,200
6.50%, 01/18/28	325		322,629
Petrobras Global Finance BV
5.09%, 01/15/30	375		354,694
5.30%, 01/27/25 †	375		375,375
5.60%, 01/03/31 †	700		674,167
5.62%, 05/20/43	200		169,884
5.75%, 02/01/29	325		320,543
6.00%, 01/27/28	675		675,738
6.25%, 03/17/24	300		301,069
6.75%, 01/27/41	425		402,956
6.75%, 06/03/50	300		267,497
6.85%, 06/05/15 †	1,100		954,719
6.88%, 01/20/40 †	497		480,030
6.90%, 03/19/49	525		477,060
7.25%, 03/17/44	615		602,638
7.38%, 01/17/27	450		472,788
8.75%, 05/23/26	250		272,029
Rede D’or Finance Sarl 144A
4.50%, 01/22/30	624		546,743
4.95%, 01/17/28	350		325,132

2

	Par (000’s	)	Value
Brazil (continued)
Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	$359		$364,357
Rio Oil Finance Trust Series 2014-3 144A 9.75%, 01/06/27	299		311,205
Rio Oil Finance Trust Series 2018-1 144A 8.20%, 04/06/28	290		292,989
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	450		433,215
Simpar Europe SA 144A 5.20%, 01/26/31	450		328,952
Tupy Overseas SA 144A 4.50%, 02/16/31	300		250,095
Ultrapar International SA 144A
5.25%, 10/06/26	300		290,767
5.25%, 06/06/29	300		286,352
Unigel Luxembourg SA 144A 8.75%, 10/01/26	450		455,241
Usiminas International Sarl 144A 5.88%, 07/18/26	550		541,189
XP, Inc. 144A 3.25%, 07/01/26	600		539,672
			36,950,340
British Virgin Islands: 0.8%
China SCE Group Holdings Ltd. Reg S
7.00%, 05/02/25	700		382,095
7.38%, 04/09/24	750		472,485
New Metro Global Ltd. Reg S
4.50%, 05/02/26	700		549,717
4.62%, 10/15/25	400		323,000
Sino-Ocean Land Treasure Finance I Ltd. Reg S 6.00%, 07/30/24	1,000		867,511
Sino-Ocean Land Treasure Finance II Ltd. Reg S 5.95%, 02/04/27	450		351,675
Studio City Co. Ltd. 144A 7.00%, 02/15/27 †	550		530,661
			3,477,144
Cambodia: 0.1%
NagaCorp Ltd. Reg S 7.95%, 07/06/24	700		651,000
Canada: 0.2%
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	565		483,148
Frontera Energy Corp. 144A 7.88%, 06/21/28	650		574,815
			1,057,963
Cayman Islands: 2.3%
Arabian Centres Sukuk II Ltd. 144A
	Par (000’s	)	Value
Cayman Islands (continued)
5.62%, 10/07/26	$1,500		$1,428,300
Banco Bradesco SA 144A 4.38%, 03/18/27	350		337,838
Banco do Brasil SA 144A
3.25%, 09/30/26	550		508,071
4.88%, 01/11/29	450		426,085
CT Trust 144A 5.12%, 02/03/32	1,350		1,178,644
Dar Al-Arkan Sukuk Co. Ltd. Reg S 7.75%, 02/07/26	700		705,289
Kt21 T2 Co. Ltd. Reg S 6.12% (US Treasury Yield Curve Rate T 5 Year+5.33%), 12/16/31	550		521,579
MAF Global Securities Ltd. Reg S 7.88% (US Treasury Yield Curve Rate T 5 Year+4.89%), 12/31/99 (o)	800		834,439
Nogaholding Sukuk Ltd. 144A 5.25%, 04/08/29	1,100		1,099,316
Oryx Funding Ltd. 144A 5.80%, 02/03/31	900		887,886
PD Sukuk Ltd. Reg S 8.75%, 09/23/25	600		612,000
Poinsettia Finance Ltd. Reg S 6.62%, 06/17/31	549		463,254
StoneCo Ltd. 144A 3.95%, 06/16/28	375		284,891
Yankuang Group Cayman Ltd. Reg S 2.90%, 11/30/24	800		761,120
			10,048,712
Chile: 1.2%
Agrosuper SA 144A 4.60%, 01/20/32	750		674,063
CAP SA 144A 3.90%, 04/27/31	450		374,659
Inversiones Latin America Power Ltda 144A 5.12%, 06/15/33	726		315,962
Kenbourne Invest SA 144A 6.88%, 11/26/24	618		575,327
Latam Airlines Group SA 144A
13.38%, 10/15/27	800		859,000
13.38%, 10/15/29	1,000		1,080,845
VTR Comunicaciones SpA 144A
4.38%, 04/15/29	600		396,000
5.12%, 01/15/28	717		503,477
VTR Finance NV 144A 6.38%, 07/15/28	825		346,252
			5,125,585

3

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
China: 6.8%
Agile Group Holdings Ltd. Reg S 5.50%, 04/21/25	$500		$310,278
Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 12/31/99 (o)	4,050		3,933,563
Bank of Communications Hong Kong Ltd. Reg S 3.73% (US Treasury Yield Curve Rate T 5 Year+2.52%), 12/31/99 (o)	700		677,250
Central Plaza Development Ltd. Reg S 5.75% (US Treasury Yield Curve Rate T 5 Year+8.07%), 12/31/99 (o)	650		554,949
Chengdu Economic & Technological Investment Group Co. Ltd. Reg S 5.30%, 12/07/24	700		679,000
China Hongqiao Group Ltd. Reg S 6.25%, 06/08/24	650		640,705
China SCE Group Holdings Ltd. Reg S 6.00%, 02/04/26	400		202,086
Chong Hing Bank Ltd. Reg S 5.70% (US Treasury Yield Curve Rate T 5 Year+3.86%), 12/31/99 (o)	600		591,090
Country Garden Holdings Co. Ltd. Reg S
2.70%, 07/12/26	1,200		787,994
3.12%, 10/22/25	1,500		1,035,000
3.30%, 01/12/31	1,100		645,949
3.88%, 10/22/30	1,000		585,718
eHi Car Services Ltd. Reg S
7.00%, 09/21/26	550		405,872
7.75%, 11/14/24	600		493,860
ENN Clean Energy International Investment Ltd. 144A 3.38%, 05/12/26	1,200		1,093,913
Fortune Star BVI Ltd. Reg S
5.95%, 10/19/25	1,000		884,325
6.85%, 07/02/24	850		794,750
Glory Health Industry Ltd. Reg S 14.25%, 01/25/24	200		16,000
Greenland Global Investment Ltd. Reg S 5.88%, 07/03/26	700		338,408
Greentown China Holdings Ltd. Reg S 4.70%, 04/29/25	750		701,250
Industrial & Commercial Bank of China Ltd. Reg S
	Par (000’s	)	Value
China (continued)
3.20% (US Treasury Yield Curve Rate T 5 Year+2.37%), 12/31/99 (o)	$8,800		$8,354,500
Mianyang Investment Holding Group Co. Ltd. Reg S 6.70%, 08/08/25	400		400,025
New Metro Global Ltd. Reg S 4.80%, 12/15/24	600		514,263
Powerlong Real Estate Holdings Ltd. Reg S
5.95%, 04/30/25	900		276,300
6.25%, 08/10/24	600		188,514
Radiance Holdings Group Co. Ltd. Reg S 7.80%, 03/20/24	400		318,000
RKPF Overseas 2019 A Ltd. Reg S
6.00%, 09/04/25	600		530,221
6.70%, 09/30/24	550		511,912
RKPF Overseas 2019 E Ltd. Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.00%), 12/31/99 (o)	400		259,961
Times China Holdings Ltd. Reg S
5.75%, 01/14/27	500		101,352
6.20%, 03/22/26	600		120,978
6.75%, 07/08/25	600		122,728
Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	875		845,168
West China Cement Ltd. Reg S 4.95%, 07/08/26	800		713,080
Xinhu BVI 2018 Holding Co. Ltd. Reg S 11.00%, 09/28/24	650		624,000
Zhangzhou Transportation Development Group Co. Ltd. Reg S 4.98%, 06/01/25	800		772,678
			30,025,640
Colombia: 5.7%
Aris Mining Corp. 144A 6.88%, 08/09/26	450		381,937
Banco de Bogota SA 144A 6.25%, 05/12/26	1,683		1,672,616
Banco GNB Sudameris SA 144A 7.50% (US Treasury Yield Curve Rate T 5 Year+6.66%), 04/16/31	600		472,099
Bancolombia SA 4.62% (US Treasury Yield Curve Rate T 5 Year+2.94%), 12/18/29	900		821,254
Canacol Energy Ltd. 144A

4

	Par (000’s	)	Value
Colombia (continued)
5.75%, 11/24/28 †	$750		$664,835
Ecopetrol SA
4.12%, 01/16/25	1,850		1,794,058
4.62%, 11/02/31	1,925		1,524,629
5.38%, 06/26/26	2,325		2,249,589
5.88%, 05/28/45	3,075		2,203,387
5.88%, 11/02/51	1,100		760,136
6.88%, 04/29/30	3,100		2,909,613
7.38%, 09/18/43 †	1,333		1,168,474
Empresas Publicas de Medellin ESP 144A 4.25%, 07/18/29	1,600		1,317,494
4.38%, 02/15/31	900		714,201
Geopark Ltd. 144A 5.50%, 01/17/27	750		666,633
Grupo Aval Ltd. 144A 4.38%, 02/04/30	1,525		1,265,788
Grupo de Inversiones Suramericana SA 144A 5.50%, 04/29/26	800		780,778
Oleoducto Central SA 144A 4.00%, 07/14/27 †	750		667,371
Orazul Energy Peru SA 144A 5.62%, 04/28/27	550		501,627
Telecomunicaciones Digitales SA 144A 4.50%, 01/30/30	850		759,730
Telefonica Celular del Paraguay SA 144A 5.88%, 04/15/27	900		838,216
Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	891		841,443
			24,975,908
Costa Rica: 0.3%
Instituto Costarricense de Electricidad 144A
6.38%, 05/15/43	825		668,254
6.75%, 10/07/31	450		436,538
			1,104,792
Cyprus: 0.2%
MHP Lux SA 144A
6.25%, 09/19/29	500		244,125
6.95%, 04/03/26	850		416,483
MHP SE 144A
7.75%, 05/10/24	750		381,330
			1,041,938
Czech Republic: 0.1%
Energo-Pro AS 144A 8.50%, 02/04/27	650		620,750
Dominican Republic: 0.1%
Empresa Generadora de Electricidad Haina SA 144A 5.62%, 11/08/28	400		361,760
El Salvador: 0.1%
Grupo Unicomer Co. Ltd. 144A
	Par (000’s	)	Value
El Salvador (continued)
7.88%, 04/01/24	$625		$605,244
France: 0.1%
Aeropuertos Dominicanos Siglo XXI SA 144A 6.75%, 03/30/29	500		496,802
Georgia: 0.4%
Georgia Capital JSC 144A 6.12%, 03/09/24	200		194,500
Georgia Capital JSC Reg S 6.12%, 03/09/24	400		389,000
Georgian Railway JSC 144A 4.00%, 06/17/28	850		756,296
Silknet JSC 144A 8.38%, 01/31/27	475		469,063
			1,808,859
Ghana: 0.4%
Kosmos Energy Ltd. 144A 7.12%, 04/04/26	1,125		1,018,957
Tullow Oil Plc 144A 7.00%, 03/01/25	1,150		818,947
			1,837,904
Greece: 0.2%
Navios South American Logistics, Inc. / Navios Logistics Finance US Inc 144A 10.75%, 07/01/25	775		765,305
Guatemala: 0.5%
Banco Industrial SA 144A 4.88% (US Treasury Yield Curve Rate T 5 Year+4.44%), 01/29/31	525		491,666
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29 †	1,650		1,586,953
			2,078,619
Honduras: 0.1%
Inversiones Atlantida SA 144A 7.50%, 05/19/26	575		524,271
Hong Kong: 6.2%
Agile Group Holdings Ltd. Reg S
6.05%, 10/13/25 †	650		382,120
7.88% (US Treasury Yield Curve Rate T 5 Year+11.29%), 12/31/99 (o)	750		241,729
Bank of East Asia Ltd. Reg S
5.83% (US Treasury Yield Curve Rate T 5 Year+5.53%), 12/31/99 (o)	1,000		958,190
5.88% (US Treasury Yield Curve Rate T 5 Year+4.26%), 12/31/99 (o)	1,100		1,078,000
CAS Capital No 1 Ltd. Reg S

5

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Hong Kong (continued)
4.00% (US Treasury Yield Curve Rate T 5 Year+3.64%), 12/31/99 (o)	$1,250		$1,111,787
Champion Path Holdings Ltd. Reg S
4.50%, 01/27/26	850		766,232
4.85%, 01/27/28	650		567,353
China CITIC Bank International Ltd. Reg S 3.25% (US Treasury Yield Curve Rate T 5 Year+2.53%), 12/31/99 (o)	1,000		932,500
4.80% (US Treasury Yield Curve Rate T 5 Year+2.10%), 12/31/99 (o)	900		878,625
China Oil & Gas Group Ltd. Reg S 4.70%, 06/30/26	700		629,475
China Water Affairs Group Ltd. Reg S 4.85%, 05/18/26	500		445,850
Easy Tactic Ltd.
7.50%, 07/11/25	300		103,725
7.50%, 07/11/27	726		238,020
7.50%, 07/11/28	781		240,118
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26	675		555,343
5.05%, 01/27/27	800		625,680
Franshion Brilliant Ltd. Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.58%), 12/31/99 (o)	700		651,155
Gemdale Ever Prosperity Investment Ltd. Reg S 4.95%, 08/12/24	600		561,000
Hopson Development Holdings Ltd. Reg S 7.00%, 05/18/24	400		372,846
Li & Fung Ltd. Reg S 4.50%, 08/18/25	500		474,890
Melco Resorts Finance Ltd. 144A
4.88%, 06/06/25 †	1,500		1,417,500
5.25%, 04/26/26	800		753,000
5.38%, 12/04/29	1,700		1,462,850
5.62%, 07/17/27	970		884,292
5.75%, 07/21/28	1,450		1,307,255
Nanyang Commercial Bank Ltd. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+3.51%), 12/31/99 (o)	500		492,350
RKPF Overseas 2019 A Ltd. Reg S 5.90%, 03/05/25	500		445,890
RKPF Overseas 2020 A Ltd. Reg S
5.12%, 07/26/26	600		498,000
5.20%, 01/12/26	700		593,250
	Par (000’s	)	Value
Hong Kong (continued)
Seaspan Corp. 144A 5.50%, 08/01/29	$1,250		$951,538
Seaspan Corp. 144A Reg S 6.50%, 04/29/26	400		399,100
Sino-Ocean Land Treasure IV Ltd. Reg S
2.70%, 01/13/25	600		501,000
3.25%, 05/05/26	700		560,000
4.75%, 08/05/29	1,000		713,682
4.75%, 01/14/30	600		431,294
Studio City Finance Ltd. 144A
5.00%, 01/15/29 †	1,600		1,302,000
6.00%, 07/15/25	750		707,812
6.50%, 01/15/28 †	875		791,875
Yancoal International Resources Development Co. Ltd. Reg S 2.90%, 11/18/24	500		478,946
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	750		686,775
			27,193,047
India: 4.5%
ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	1,500		1,499,925
Adani Green Energy Ltd. 144A 4.38%, 09/08/24	1,100		869,605
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy 144A 6.25%, 12/10/24	850		794,327
Adani Renewable Energy RJ Ltd./ Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra 144A 4.62%, 10/15/39	452		324,547
Delhi International Airport Ltd. 144A
6.12%, 10/31/26	800		780,000
6.45%, 06/04/29	750		709,500
GMR Hyderabad International Airport Ltd. 144A 4.25%, 10/27/27	650		573,625
HPCL-Mittal Energy Ltd. Reg S
5.25%, 04/28/27	750		708,750
5.45%, 10/22/26	400		386,440
India Green Energy Holdings 144A 5.38%, 04/29/24	500		485,397
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	974		829,608
JSW Infrastructure Ltd. 144A 4.95%, 01/21/29	600		532,360
JSW Steel Ltd. 144A

6

	Par (000’s	)	Value
India (continued)
3.95%, 04/05/27	$650		$575,317
5.05%, 04/05/32	850		716,281
JSW Steel Ltd. Reg S
5.38%, 04/04/25	700		682,850
5.95%, 04/18/24	750		745,125
Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 12/31/99 (o)	1,475		1,425,219
Periama Holdings LLC Reg S 5.95%, 04/19/26	1,150		1,109,980
ReNew Power Pvt Ltd. 144A 5.88%, 03/05/27	450		429,750
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28 †	1,200		1,033,331
Shriram Finance Ltd. 144A
4.15%, 07/18/25	700		649,635
4.40%, 03/13/24	1,100		1,061,819
Tata Motors Ltd. Reg S 5.88%, 05/20/25	400		395,440
TML Holdings Pte Ltd. Reg S 5.50%, 06/03/24	450		442,575
UPL Corp. Ltd. Reg S 5.25% (US Treasury Yield Curve Rate T 5 Year+3.87%), 12/31/99 (o)	550		407,467
Vedanta Resources Finance II Plc 144A 9.25%, 04/23/26	875		669,108
Vedanta Resources Ltd. 144A 6.12%, 08/09/24	1,475		1,117,519
			19,955,500
Indonesia: 2.1%
Adaro Indonesia PT 144A 4.25%, 10/31/24	1,250		1,201,638
APL Realty Holdings Pte Ltd. Reg S 5.95%, 06/02/24	400		222,000
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	111		902
Bank Tabungan Negara Persero Tbk PT Reg S 4.20%, 01/23/25	600		573,000
Bukit Makmur Mandiri Utama PT 144A 7.75%, 02/10/26	600		550,770
Cikarang Listrindo Tbk PT 144A 4.95%, 09/14/26	800		757,915
Global Prime Capital Pte Ltd. Reg S 5.95%, 01/23/25	400		389,000
Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	573		567,582
	Par (000’s	)	Value
Indonesia (continued)
Indika Energy Capital IV Pte Ltd. 144A 8.25%, 10/22/25	$825		$828,611
Japfa Comfeed Indonesia Tbk PT Reg S 5.38%, 03/23/26	500		452,500
Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	950		913,451
Medco Oak Tree Pte Ltd. 144A 7.38%, 05/14/26	850		851,912
Pakuwon Jati Tbk PT Reg S 4.88%, 04/29/28	600		555,000
Saka Energi Indonesia PT 144A 4.45%, 05/05/24	650		632,145
Theta Capital Pte Ltd. Reg S
6.75%, 10/31/26	600		460,500
8.12%, 01/22/25	600		525,300
			9,482,226
Israel: 3.0%
Leviathan Bond Ltd. 144A Reg S
6.12%, 06/30/25	900		895,500
6.50%, 06/30/27	925		913,437
6.75%, 06/30/30	875		854,407
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	950		879,841
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	4,275		3,840,831
4.10%, 10/01/46	2,448		1,681,411
6.00%, 04/15/24	1,517		1,514,156
6.75%, 03/01/28 †	1,525		1,535,675
7.12%, 01/31/25	1,250		1,268,500
			13,383,758
Kuwait: 0.3%
Kuwait Projects Co. SPC Ltd. Reg S
4.23%, 10/29/26	800		703,134
4.50%, 02/23/27	750		646,257
			1,349,391
Luxembourg: 2.5%
Acu Petroleo Luxembourg Sarl 144A 7.50%, 01/13/32	447		421,695
Aegea Finance Sarl 144A 6.75%, 05/20/29	350		348,462
AI Candelaria Spain SA 144A 7.50%, 12/15/28	447		426,199
Consolidated Energy Finance SA 144A 5.62%, 10/15/28	800		697,076
CSN Resources SA 144A
4.62%, 06/10/31 †	700		590,210
5.88%, 04/08/32	375		341,239

7

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Luxembourg (continued)
Energean Israel Finance Ltd. 144A Reg S
4.50%, 03/30/24	$925		$904,650
4.88%, 03/30/26	925		867,187
5.38%, 03/30/28	1,050		970,594
5.88%, 03/30/31	950		860,938
Gol Finance SA 144A 8.00%, 06/30/26	425		296,002
Hidrovias International Finance SARL 144A 4.95%, 02/08/31	250		192,216
Kenbourne Invest SA 144A 4.70%, 01/22/28	400		299,712
MC Brazil Downstream Trading Sarl 144A 7.25%, 06/30/31	1,353		1,181,759
Minerva Luxembourg SA 144A 4.38%, 03/18/31 †	975		827,209
Movida Europe SA 144A 5.25%, 02/08/31 †	550		402,828
Natura & Co. Luxembourg Holdings Sarl 144A 6.00%, 04/19/29 †	450		397,699
Petrorio Luxembourg Trading Sarl 144A 6.12%, 06/09/26	475		456,860
Poinsettia Finance Ltd. 144A 6.62%, 06/17/31	183		154,418
Rumo Luxembourg Sarl 144A 4.20%, 01/18/32	300		249,006
			10,885,959
Macao: 0.2%
MGM China Holdings Ltd. 144A 4.75%, 02/01/27 †	1,100		990,296
Mauritius: 2.4%
Axian Telecom 144A 7.38%, 02/16/27 †	625		578,906
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	605		459,486
CA Magnum Holdings 144A 5.38%, 10/31/26	1,525		1,422,062
Clean Renewable Power Mauritius Pte Ltd. 144A 4.25%, 03/25/27	478		427,083
Greenko Power II Ltd. 144A 4.30%, 12/13/28	1,456		1,258,964
Greenko Wind Projects Mauritius Ltd. 144A 5.50%, 04/06/25	1,275		1,208,373
IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	1,400		1,267,210
India Airport Infra 144A 6.25%, 10/25/25	625		595,062
	Par (000’s	)	Value
Mauritius (continued)
India Clean Energy Holdings 144A 4.50%, 04/18/27	$550		$460,292
India Cleantech Energy 144A 4.70%, 08/10/26	521		468,765
India Green Power Holdings 144A 4.00%, 02/22/27	700		613,194
India Toll Roads 144A 5.50%, 08/19/24	600		584,293
Liquid Telecommunications Financing Plc 144A 5.50%, 09/04/26	875		677,066
Network i2i Ltd. 144A 3.98% (US Treasury Yield Curve Rate T 5 Year+3.39%), 12/31/99 (o) †	825		750,467
			10,771,223
Mexico: 6.8%
Alsea SAB de CV 144A 7.75%, 12/14/26	775		783,773
Axtel SAB de CV 144A 6.38%, 11/14/24	693		594,248
Banco Nacional de Comercio Exterior SNC 144A 2.72% (US Treasury Yield Curve Rate T 5 Year+2.00%), 08/11/31	775		659,971
Braskem Idesa SAPI 144A 6.99%, 02/20/32	1,850		1,372,848
Cemex SAB de CV 144A
3.88%, 07/11/31	1,650		1,393,763
5.12% (US Treasury Yield Curve Rate T 5 Year+4.53%), 12/31/99 (o)	1,500		1,382,025
5.20%, 09/17/30	1,225		1,147,203
5.45%, 11/19/29	1,125		1,087,538
7.38%, 06/05/27	1,550		1,595,322
CIBanco SA Institution de Banca Multiple Trust 144A 4.38%, 07/22/31	600		468,504
Cydsa SAB de CV 144A 6.25%, 10/04/27	500		483,595
Electricidad Firme de Mexico Holdings SA de CV 144A 4.90%, 11/20/26	500		450,278
Grupo Aeromexico SAB de CV 144A 8.50%, 03/17/27	1,150		1,043,149
Grupo Axo SAPI de CV 144A 5.75%, 06/08/26	475		420,321
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	650		618,202
Metalsa SAPI de CV 144A 3.75%, 05/04/31 †	450		363,314
Nemak SAB de CV 144A 3.62%, 06/28/31	825		666,868

8

	Par (000’s	)	Value
Mexico (continued)
Operadora de Servicios Mega SA de CV Sofom ER Reg S 8.25%, 02/11/25	$400		$209,681
Petroleos Mexicanos
4.25%, 01/15/25	175		167,740
4.50%, 01/23/26	325		303,568
5.35%, 02/12/28 †	600		523,898
5.50%, 06/27/44	175		111,062
5.62%, 01/23/46	175		111,316
5.95%, 01/28/31	1,075		861,982
6.35%, 02/12/48	450		296,388
6.38%, 01/23/45	325		219,186
6.49%, 01/23/27	450		423,180
6.50%, 03/13/27	1,225		1,158,020
6.50%, 01/23/29	400		362,361
6.50%, 06/02/41	475		342,798
6.62%, 06/15/35	825		648,701
6.62%, 06/15/38	125		92,194
6.70%, 02/16/32	2,015		1,675,342
6.75%, 09/21/47	1,625		1,129,611
6.84%, 01/23/30	700		609,978
6.88%, 10/16/25	250		250,694
6.88%, 08/04/26	725		711,379
6.95%, 01/28/60	1,075		743,072
7.69%, 01/23/50	2,375		1,776,515
8.75%, 06/02/29	550		536,289
Petroleos Mexicanos 144A 10.00%, 02/07/33	200		198,029
Sixsigma Networks Mexico SA de CV 144A 7.50%, 05/02/25	525		490,253
Total Play Telecomunicaciones SA de CV 144A
6.38%, 09/20/28	900		763,038
7.50%, 11/12/25 †	900		840,663
			30,087,860
Mongolia: 0.1%
Mongolian Mining Corp./ Energy Resources LLC 144A 9.25%, 04/15/24	350		301,501
Morocco: 1.1%
OCP SA 144A
3.75%, 06/23/31	1,200		1,017,390
4.50%, 10/22/25	875		855,253
5.12%, 06/23/51	1,225		966,329
5.62%, 04/25/24	1,100		1,099,703
6.88%, 04/25/44	950		925,419
			4,864,094
Netherlands: 0.9%
Coruripe Netherlands BV 144A 10.00%, 02/10/27	250		188,675
Greenko Dutch BV 144A 3.85%, 03/29/26	1,337		1,200,332
Petrobras Global Finance BV
	Par (000’s	)	Value
Netherlands (continued)
5.50%, 06/10/51 †	$500		$391,830
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	1,250		1,162,500
5.12%, 05/09/29 †	1,200		1,108,128
			4,051,465
Nigeria: 0.8%
Access Bank Plc 144A 6.12%, 09/21/26	725		636,441
EBN Finance Co. BV 144A 7.12%, 02/16/26	450		406,350
Fidelity Bank Plc 144A 7.62%, 10/28/26	550		479,875
First Bank of Nigeria Ltd. Via FBN Finance Co. BV 144A 8.62%, 10/27/25	550		516,566
SEPLAT Energy Plc 144A 7.75%, 04/01/26	1,075		944,323
United Bank for Africa Plc 144A 6.75%, 11/19/26	475		429,191
			3,412,746
Oman: 1.4%
Bank Muscat SAOG Reg S 4.75%, 03/17/26	900		872,523
Lamar Funding Ltd. 144A 3.96%, 05/07/25	1,575		1,513,903
Mazoon Assets Co. SAOC 144A 5.20%, 11/08/27	875		860,776
OmGrid Funding Ltd. 144A 5.20%, 05/16/27	700		687,130
OQ SAOC 144A 5.12%, 05/06/28	1,100		1,061,337
Oztel Holdings SPC Ltd. 144A 6.62%, 04/24/28 †	1,025		1,065,266
			6,060,935
Panama: 0.4%
Banco General SA 144A 5.25% (US Treasury Yield Curve Rate T 10 Year+3.67%), 12/31/99 (o)	725		624,517
Banistmo SA 144A 4.25%, 07/31/27	600		546,723
Global Bank Corp. 144A 5.25% (ICE LIBOR USD 3 Month+3.30%), 04/16/29	600		573,540
			1,744,780
Paraguay: 0.2%
Banco Continental SAECA 144A 2.75%, 12/10/25	500		447,492
Frigorifico Concepcion SA 144A 7.70%, 07/21/28	425		342,159
			789,651
Peru: 2.3%
Auna SAA 144A

9

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Peru (continued)
6.50%, 11/20/25	$575		$492,631
Banco BBVA Peru SA 144A 5.25% (US Treasury Yield Curve Rate T 5 Year+2.75%), 09/22/29	500		486,271
Banco Internacional del Peru SAA Interbank 144A 4.00% (US Treasury Yield Curve Rate T 1 Year+3.71%), 07/08/30	400		369,548
6.62% (ICE LIBOR USD 3 Month+5.76%), 03/19/29	500		501,150
Camposol SA 144A 6.00%, 02/03/27	550		332,073
Cia de Minas Buenaventura SAA 144A 5.50%, 07/23/26	825		723,179
InRetail Consumer 144A 3.25%, 03/22/28	950		821,422
InRetail Shopping Malls 144A 5.75%, 04/03/28	525		500,940
Minsur SA 144A 4.50%, 10/28/31 †	750		670,279
Peru LNG Srl 144A 5.38%, 03/22/30	1,425		1,183,990
Petroleos del Peru SA 144A
4.75%, 06/19/32	1,450		1,107,437
5.62%, 06/19/47	3,100		2,071,792
San Miguel Industrias PET SA / NG PET R&P Latin America SA 144A 3.50%, 08/02/28	500		430,718
Volcan Cia Minera SAA 144A 4.38%, 02/11/26	550		486,651
			10,178,081
Philippines: 0.1%
Rizal Commercial Banking Corp. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+6.24%), 12/31/99 (o)	400		378,171
Poland: 0.4%
Canpack SA / Canpack US LLC 144A
3.12%, 11/01/25	700		638,050
3.88%, 11/15/29	1,200		997,896
			1,635,946
Qatar: 0.3%
QNB Finansbank AS 144A 6.88%, 09/07/24	1,125		1,144,050
Saudi Arabia: 0.5%
Arabian Centres Sukuk Ltd. 144A 5.38%, 11/26/24	650		638,405
Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.75%, 02/15/25	900		893,160
	Par (000’s	)	Value
Saudi Arabia (continued)
6.88%, 02/26/27	$600		$587,559
			2,119,124
Singapore: 2.0%
Continuum Energy Levanter Pte Ltd. 144A 4.50%, 02/09/27	871		784,963
GLP Pte Ltd. Reg S 4.50% (US Treasury Yield Curve Rate T 5 Year+3.73%), 12/31/99 (o)	1,600		1,096,000
4.60% (US Treasury Yield Curve Rate T 5 Year+3.73%), 12/31/99 (o)	200		136,000
Greenko Solar Mauritius Ltd. 144A
5.55%, 01/29/25	750		720,938
5.95%, 07/29/26	900		849,015
Medco Laurel Tree Pte Ltd. 144A 6.95%, 11/12/28	500		476,817
Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.38%, 11/15/24	900		870,794
Puma International Financing SA 144A
5.00%, 01/24/26	1,000		921,500
5.12%, 10/06/24	1,050		1,015,707
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	811		790,496
TML Holdings Pte Ltd. Reg S 4.35%, 06/09/26	700		647,248
Yanlord Land HK Co. Ltd. Reg S 6.80%, 02/27/24	600		587,700
			8,897,178
South Africa: 2.3%
Eskom Holdings SOC Ltd. 144A
6.35%, 08/10/28 †	1,525		1,461,896
7.12%, 02/11/25	1,975		1,900,799
8.45%, 08/10/28	775		746,110
Eskom Holdings SOC Ltd. Reg S 4.31%, 07/23/27	800		723,112
MTN Mauritius Investments Ltd. 144A
4.75%, 11/11/24	675		660,825
6.50%, 10/13/26	800		815,200
Sasol Financing USA LLC
5.88%, 03/27/24	2,250		2,229,491
6.50%, 09/27/28 †	1,050		1,014,531
Standard Bank Group Ltd. Reg S 5.95% (USD ICE Swap Rate 11:00am NY 5 Year+3.75%), 05/31/29	650		643,500
			10,195,464

10

	Par (000’s	)	Value
South Korea: 0.2%
Woori Bank 144A 4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 12/31/99 (o)	$850		$820,760
Spain: 0.7%
AES Andres BV 144A 5.70%, 05/04/28 †	500		442,544
AI Candelaria Spain SA 144A 5.75%, 06/15/33	1,000		780,054
Banco Bilbao Vizcaya Argentaria Colombia SA 144A 4.88%, 04/21/25	650		635,117
Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30	775		677,323
International Airport Finance SA 144A 12.00%, 03/15/33	620		625,042
			3,160,080
Tanzania: 0.1%
AngloGold Ashanti Holdings Plc 6.50%, 04/15/40	475		469,497
Thailand: 0.6%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	1,975		1,737,348
Kasikornbank PCL Reg S 3.34% (US Treasury Yield Curve Rate T 5 Year+1.70%), 10/02/31	1,200		1,080,540
			2,817,888
Togo: 0.2%
Ecobank Transnational, Inc. 144A 9.50%, 04/18/24	800		804,848
Trinidad and Tobago: 0.6%
Heritage Petroleum Co. Ltd. 144A 9.00%, 08/12/29	800		838,080
National Gas Co. of Trinidad & Tobago Ltd. 144A 6.05%, 01/15/36	600		546,615
Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	525		462,150
Trinidad Generation Unlimited 144A 5.25%, 11/04/27	900		871,241
			2,718,086
Turkey: 6.0%
Akbank TAS 144A
5.12%, 03/31/25	700		671,930
6.80%, 02/06/26 †	725		697,174
	Par (000’s	)	Value
Turkey (continued)
6.80% (US Treasury Yield Curve Rate T 5 Year+6.01%), 06/22/31	$850		$769,350
Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38%, 06/29/28	900		707,504
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	1,100		932,030
Coca-Cola Icecek AS 144A 4.50%, 01/20/29	800		702,176
KOC Holding AS 144A 6.50%, 03/11/25	1,100		1,088,340
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS 144A 9.50%, 07/10/36	600		528,457
Pegasus Hava Tasimaciligi AS 144A 9.25%, 04/30/26	550		552,827
TC Ziraat Bankasi AS 144A 5.38%, 03/02/26	950		854,511
Turk Telekomunikasyon AS 144A
4.88%, 06/19/24	750		710,475
6.88%, 02/28/25	755		720,665
Turkcell Iletisim Hizmetleri AS 144A
5.75%, 10/15/25	775		732,359
5.80%, 04/11/28	750		656,250
Turkiye Ihracat Kredi Bankasi AS 144A
5.75%, 07/06/26	1,200		1,085,556
6.12%, 05/03/24	650		637,812
9.38%, 01/31/26	850		850,595
Turkiye Is Bankasi AS 144A 6.12%, 04/25/24	1,825		1,798,081
Turkiye Is Bankasi AS Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.12%), 01/22/30	1,250		1,180,436
Turkiye Petrol Rafinerileri AS 144A 4.50%, 10/18/24	1,025		983,570
Turkiye Sinai Kalkinma Bankasi AS 144A
5.88%, 01/14/26	450		416,543
6.00%, 01/23/25	650		625,680
Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	1,075		1,048,700
Turkiye Vakiflar Bankasi TAO 144A
5.25%, 02/05/25	1,025		969,291
5.50%, 10/01/26	775		689,634
6.50%, 01/08/26	1,225		1,145,363
8.12%, 03/28/24	975		980,815
Ulker Biskuvi Sanayi AS 144A 6.95%, 10/30/25	950		851,540

11

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Turkey (continued)
Yapi ve Kredi Bankasi AS 144A 5.85%, 06/21/24	$850		$832,742
7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/31	775		733,499
8.25%, 10/15/24	825		834,987
Zorlu Yenilenebilir Enerji AS 144A 9.00%, 06/01/26	400		335,754
			26,324,646
Ukraine: 0.4%
Kernel Holding SA 144A
6.50%, 10/17/24	450		213,750
6.75%, 10/27/27	400		170,176
Metinvest BV 144A
7.65%, 10/01/27	450		238,275
7.75%, 10/17/29	800		405,116
NPC Ukrenergo 144A 6.88%, 11/09/28	1,100		184,520
State Agency of Roads of Ukraine 144A 6.25%, 06/24/30	1,000		180,296
Ukraine Railways Via Rail Capital Markets Plc Reg S 8.25%, 07/09/26	1,300		279,500
VF Ukraine PAT via VFU Funding Plc 144A 6.20%, 02/11/25	525		298,620
			1,970,253
United Arab Emirates: 2.1%
Acwa Power Management And Investments One Ltd. 144A 5.95%, 12/15/39	598		571,778
DIB Tier 1 Sukuk 3 Ltd. Reg S 6.25% (CMT USD 6 Year+3.66%), 12/31/99 (o)	1,250		1,264,111
DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 12/31/99 (o)	2,350		2,355,875
Emirates NBD Bank PJSC Reg S 6.12% (CMT USD 6 Year+3.66%), 12/31/99 (o)	1,650		1,654,265
GEMS Menasa Cayman Ltd. / GEMS Education Delaware LLC 144A 7.12%, 07/31/26 †	1,350		1,334,225
MAF Global Securities Ltd. Reg S 6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 12/31/99 (o)	550		544,500
Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	1,425		1,348,406
	Par (000’s	)	Value
United Arab Emirates (continued)
8.88%, 11/15/24	$375		$376,431
			9,449,591
United Kingdom: 1.6%
Bidvest Group UK Plc 144A 3.62%, 09/23/26	1,225		1,129,021
Endeavour Mining Plc 144A 5.00%, 10/14/26 †	775		690,254
IHS Holding Ltd. 144A
5.62%, 11/29/26	775		657,975
6.25%, 11/29/28	800		657,752
Tullow Oil Plc 144A 10.25%, 05/15/26	2,645		2,284,830
Vedanta Resources Finance II Plc 144A 8.95%, 03/11/25	1,900		1,527,591
			6,947,423
United States: 4.9%
AES Andes SA 144A 6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	650		617,198
7.12% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79	800		775,588
AES Argentina Generacion SA 144A 7.75%, 02/02/24	450		384,903
Azul Investments LLP 144A 7.25%, 06/15/26 †	450		272,323
Empresa Electrica Cochrane SpA 144A 5.50%, 05/14/27	382		364,642
Energuate Trust 144A 5.88%, 05/03/27	500		480,535
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	1,050		751,141
Guacolda Energia SA 144A 4.56%, 04/30/25	850		310,250
Kosmos Energy Ltd. 144A
7.50%, 03/01/28	650		555,977
7.75%, 05/01/27 †	600		534,747
Mercury Chile Holdco LLC 144A 6.50%, 01/24/27 †	500		482,875
MGM China Holdings Ltd. 144A
5.25%, 06/18/25 †	750		713,272
5.38%, 05/15/24 †	1,125		1,093,837
5.88%, 05/15/26 †	1,275		1,207,852
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	1,100		984,500
Playtika Holding Corp. 144A 4.25%, 03/15/29 †	1,000		831,620
Sasol Financing USA LLC 4.38%, 09/18/26 †	1,175		1,082,757

12

	Par (000’s	)	Value
United States (continued)
5.50%, 03/18/31	$1,300		$1,135,862
SierraCol Energy Andina LLC 144A 6.00%, 06/15/28	900		743,674
Stillwater Mining Co. 144A
4.00%, 11/16/26	1,025		949,662
4.50%, 11/16/29	850		732,861
Wynn Macau Ltd. 144A
4.88%, 10/01/24 †	850		818,134
5.12%, 12/15/29 †	1,575		1,315,353
5.50%, 01/15/26	1,600		1,493,546
5.50%, 10/01/27	1,250		1,120,469
5.62%, 08/26/28	2,050		1,808,771
			21,562,349
Uruguay: 0.1%
Arcos Dorados BV 144A 6.12%, 05/27/29	550		540,557
Uzbekistan: 0.4%
Ipoteka-Bank ATIB Reg S 5.50%, 11/19/25	400		375,000
National Bank of Uzbekistan Reg S 4.85%, 10/21/25	600		564,000
Uzauto Motors AJ 144A 4.85%, 05/04/26	550		476,993
Uzbek Industrial and Construction Bank ATB Reg S 5.75%, 12/02/24	450		436,500
			1,852,493
Zambia: 1.6%
First Quantum Minerals Ltd. 144A
6.50%, 03/01/24	1,425		1,424,708
6.88%, 03/01/26 †	1,525		1,484,847
6.88%, 10/15/27	2,300		2,232,564
7.50%, 04/01/25	2,000		1,971,866
			7,113,985
Total Corporate Bonds (Cost: $473,771,547)			421,419,544

GOVERNMENT OBLIGATIONS: 1.5%
Argentina: 1.0%
Ciudad Autonoma De Buenos Aires 144A 7.50%, 06/01/27	1,359		1,276,394
Provincia de Cordoba 144A
6.88%, 02/01/29	682		480,644
6.99%, 06/01/27 (s)	832		644,711
Provincia de Mendoza 144A 4.25%, 03/19/29 (s)	900		731,404
Provincia de Neuquen 144A 6.62%, 04/27/30 (s)	575		442,750
Provincia del Chubut 144A 7.75%, 07/26/30 (s)	678		598,967
Provincia del Chubut Reg S
	Par (000’s	)	Value
Argentina (continued)
7.75%, 07/26/30 (s)	$169		$149,742
			4,324,612
Pakistan: 0.0%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	650		217,505
Turkey: 0.3%
Istanbul Metropolitan Municipality 144A
6.38%, 12/09/25	900		814,856
10.75%, 04/12/27	450		445,670
			1,260,526
Uzbekistan: 0.2%
Uzbekneftegaz JSC 144A 4.75%, 11/16/28	1,000		844,030
Total Government Obligations (Cost: $7,317,139)			6,646,673
Total Investments Before Collateral for Securities Loaned: 97.0% (Cost: $481,088,686)			428,066,217

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.9%
Money Market Fund: 5.9% (Cost: $25,848,585)
State Street Navigator Securities Lending Government Money Market Portfolio	25,848,585		25,848,585
Total Investments: 102.9% (Cost: $506,937,271)			453,914,802
Liabilities in excess of other assets: (2.9)%			(12,786,349)
NET ASSETS: 100.0%			$441,128,453

13

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

LIBOR	London Interbank Offered Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $26,377,625.
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
(o)	Perpetual Maturity — the date shown is the next call date
*	Non-income producing
(d)	Security in default
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $285,628,469, or 64.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	32.5%	$139,210,993
Energy	19.8	84,834,392
Basic Materials	10.1	43,431,487
Industrials	8.7	37,222,876
Utilities	7.9	33,835,963
Technology	4.5	19,130,265
Consumer Cyclicals	4.2	17,969,694
Consumer Non-Cyclicals	3.9	16,818,369
Real Estate	3.5	15,087,822
Healthcare	3.4	14,355,548
Government Activity	1.4	5,765,434
Institutions, Associations & Organizations	0.1	403,374
	100.0%	$428,066,217
14